Annual Total Returns - FidelitySeriesLargeCapStockFund-PRO - FidelitySeriesLargeCapStockFund-PRO - Fidelity Series Large Cap Stock Fund - Fidelity Series Large Cap Stock Fund	Aug. 29, 2024
Bar Chart Table:
Annual Return 2014	10.02%
Annual Return 2015	(2.38%)
Annual Return 2016	15.96%
Annual Return 2017	17.36%
Annual Return 2018	(8.84%)
Annual Return 2019	31.55%
Annual Return 2020	10.07%
Annual Return 2021	26.44%
Annual Return 2022	(7.24%)
Annual Return 2023	24.77%